Management's Plans to Continue as a Going Concern - Q2	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Management's Plans to Continue as a Going Concern [Abstract]
Management's Plans to Continue as a Going Concern
(2)	Management's Plans to Continue as a Going Concern

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has incurred losses since inception and has a deficit accumulated during the development stage of $264.9 million as of June 30, 2013, including $48.4 million of cumulative accretion on redeemable convertible preferred stock through April 2010. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its therapeutic product candidates currently in development or enters into cash flow positive business development transactions. Based upon our current expected level of operating expenditures and debt repayment, and assuming we are not required to settle any outstanding warrants in cash or redeem, or pay cash interest on, any of our convertible notes, we expect to be able to fund operations at least through 2014.

On June 28, 2013, we completed a private placement of an aggregate principal amount of $18.6 million of senior secured convertible notes and warrants to purchase an aggregate of approximately 81 million shares of common stock. Also on June 28, 2013, we entered into a Collaboration and Option Agreement with Celgene Corporation (Celgene) and Celgene European Investment Company LLC (together with Celgene, the Celgene Companies), pursuant to which the Celgene Companies paid us $15.0 million in exchange for (i) five-year warrants to purchase 7,425,743 shares of common stock and ten-year warrants to purchase 14,851,485 shares of common stock, (ii) a right of first negotiation to our Neo-Kidney Augment Program; and (iii) entering into the Collaboration and Option Agreement. As of June 30, 2013, we recorded receivables totaling $20.6 million, of which $15.0 million related to the Celgene Collaboration and Option Agreement and $5.6 million related to the private placement. All of the $20.6 million was received in July 2013.

 (2)           Management's Plans to Continue as a Going Concern

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has incurred losses since inception and has a deficit accumulated during the development stage of $247.2 million as of December 31, 2012, including $48.4 million of cumulative accretion on redeemable convertible preferred stock through April 2010. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its therapeutic product candidates currently in development or enters into cash flow positive business development transactions.

Based upon the Company's current expected level of operating expenditures and debt repayment, and assuming the Company is not required to settle any outstanding warrants in cash or redeem, or pay cash interest on any of its Senior Secured Convertible Notes, it expects to be able to fund operations through May 2013. This period could be shortened if there are any unanticipated significant increases in planned spending on development programs or other unforeseen events. The Company plans to raise additional funds through collaborative arrangements, public or private sales of debt or equity securities, commercial loan facilities, or some combination thereof. There is no assurance that additional financing will be available when needed to allow the Company to continue its operations or if available, on terms acceptable to the Company.

In the event financing is not obtained, the Company could pursue additional headcount reductions and other cost cutting measures to preserve cash as well as explore the sale of selected assets to generate additional funds. If the Company is required to significantly reduce operating expenses and delay, reduce the scope of, or eliminate one or more of its development programs, these events could have a material adverse effect on the Company's business, results of operations and financial condition.

These factors raise significant concerns about the Company's ability to continue as a going concern. The financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.